Financial instruments	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments

(a)	Fair value of financial instruments

June 30, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,097,661	$1,097,661	$1,018,837	$—	$78,824
Development loans and other receivables	$12,242	$12,294	$—	$12,294	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	80,574	80,574	—	—	80,574
Energy contracts not designated as a cash flow hedge	423	423	—	—	423
Currency forward contract not designated as a hedge	1,120	1,120	—	1,120	—
Total derivative instruments	82,117	82,117	—	1,120	80,997
Total financial assets	$1,192,020	$1,192,072	$1,018,837	$13,414	$159,821
Long-term debt	$3,781,906	$4,049,563	$1,446,278	$2,603,285	$—
Convertible debentures	397	627	627	—	—
Preferred shares, Series C	13,860	14,830	—	14,830	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	63	63	—	—	63
Energy contracts not designated as a cash flow hedge	25	25	—	—	25
Cross-currency swap designated as a net investment hedge	76,532	76,532	—	76,532	—
Derivatives designated as foreign exchange hedge	9,608	9,608	—	9,608	—
Currency forward contract not designated as a hedge	632	632	—	632	—
Commodity contracts for regulated operations	2,598	2,598	—	2,598	—
Total derivative instruments	89,458	89,458	—	89,370	88
Total financial liabilities	$3,885,621	$4,154,478	$1,446,905	$2,707,485	$88
(1) Balance of $200 associated with certain weather derivatives has been excluded, as they are accounted for based on intrinsic value rather than fair value.

20.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$814,530	$814,530	$814,530	$—	$—
Development loans and other receivables	$103,696	$110,019	$—	$110,019	$—
Derivative instruments:
Energy contracts designated as a cash flow hedge	61,838	61,838	—	—	61,838
Currency forward contract not designated as a hedge	869	869	—	869	—
Commodity contracts for regulatory operations	101	101	—	101	—
Total derivative instruments	62,808	62,808	—	970	61,838
Total financial assets	$981,034	$987,357	$814,530	$110,989	$61,838
Long-term debt	$3,336,795	$3,356,773	$768,400	$2,588,373	$—
Convertible debentures	470	639	639	—	—
Preferred shares, Series C	13,418	13,703	—	13,703	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	57	57	—	—	57
Cross-currency swap designated as a net investment hedge	93,198	93,198	—	93,198	—
Interest rate swaps designated as a hedge	8,473	8,473	—	8,473	—
Commodity contracts for regulated operations	1,114	1,114	—	1,114	—
Total derivative instruments	102,842	102,842	—	102,785	57
Total financial liabilities	$3,453,525	$3,473,957	$769,039	$2,704,861	$57

20.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of June 30, 2019 and 2018 due to the short-term maturity of these instruments.
The fair value of development loans and other receivables (level 2) has been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
The Company's level 1 fair value of long-term debt is measured at the closing price on the NYSE stock exchange and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of APUC's common shares on converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales and the fair value of the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $12.30 to $112.24 with a weighted average of $24.46 as of June 30, 2019.  The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 20(b)(ii) and 20(b)(iv). The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows and the discount rates applied to these cash flows ranging from 9.2% to 9.7% with a weighted average of 9.66% as of June 30, 2019. Significant decreases (increases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.

(b)	Derivative instruments
Derivative instruments are recognized on the unaudited interim consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2019
Financial contracts: Swaps	2,971,366
Forward contracts	4,660,000

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(i)	Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the unaudited interim consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity cost adjustments (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts on the unaudited interim consolidated balance sheets:

	June 30, 2019	December 31, 2018
Regulatory assets:
Swap contracts	$119	$66
Option contracts	30	—
Forward contracts	$989	$—
Regulatory liabilities:
Swap contracts	$645	$218
Option contracts	—	134
Forward contracts	$—	$1,259

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and the Sugar Creek development project by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
806,770	December 2028	35.81	PJM Western HUB
2,664,040	December 2024	27.51	NI HUB
2,803,607	December 2027	36.46	ERCORT North HUB
5,254,390	September 2030	24.54	MISO Illinois HUB

The Company was party to a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year C$135,000 bond. During 2018, the Company amended and extended the forward-starting date of the interest rate swap to begin on March 29, 2019. During the first quarter, the Company settled the forward-starting interest rate swap contract as it issued C$300,000 10-year senior unsecured notes with an interest rate of 4.60% (note 7(b)).
On May 23, 2019, the Company entered into a cross currency swap, coterminous with the subordinated unsecured notes (note 7(d)), to effectively convert the U.S. dollar denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates is recognized each period in the unaudited interim consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. The gain or loss related to the fair value changes of the swap is first reported in OCI and a portion of the change is then reclassified from OCI into earnings at each reporting date to offset the foreign exchange transaction gain or loss on the notes.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018

Effective portion of cash flow hedge	$6,442	$6,204	$10,087	$3,764
Amortization of cash flow hedge	(8)	(8)	(16)	(16)
Amount reclassified from AOCI	5,733	(1,642)	3,559	(2,945)
OCI attributable to shareholders of APUC	$12,167	$4,554	$13,630	$803

The Company expects $8,636 and $2,198 of cash flow hedge currently in AOCI to be reclassified, net of taxes, into non-regulated energy sales and interest expense, respectively, within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company is exposed to currency fluctuations from its Canadian-based operations. APUC manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases. APUC only enters into foreign exchange forward contracts with major North American financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates the amounts drawn on its revolving and bank credit facilities denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $9,599 and $24,007 for the three and six months ended June 30, 2019, respectively (2018 - loss of $14,574 and $11,719) was recorded in OCI.
Concurrent with its C$150,000, C$200,000 and C$300,000 debenture offerings in December 2012, January 2014, and January 2017, respectively, the Company entered into cross currency swaps, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Liberty Power Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. For the three and six months ended June 30, 2019, a gain of $3,365 and $20,205, respectively (2018 - loss of $11,477 and $17,940) was recorded in OCI.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated through the use of short-term financial forward energy purchase contracts that are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligation, including certain project specific debt and its revolving credit facilities, its interest rate swaps as well as interest earned on its cash on hand.
The Company is exposed to foreign exchange fluctuations related to the portion of its dividend declared and payable in U.S. dollars. This risk is mitigated through the use of currency forward contracts. For the three and six months ended June 30, 2019, a gain on foreign exchange of $433 and $156, respectively (2018 - gain of $276 and $204) was recorded in the unaudited interim consolidated statements of operations. These currency forward contracts are not accounted for as a hedge.
For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.

20.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(398)	$67	$(398)	$182
Currency forward contract	(145)	(728)	417	(1,063)
Total change in unrealized loss (gain) on derivative financial instruments	$(543)	$(661)	$19	$(881)
Realized loss (gain) on derivative financial instruments:
Energy derivative contracts	—	—	207	13
Currency forward contract	(288)	452	(573)	859
Total realized loss (gain) on derivative financial instruments	$(288)	$452	$(366)	$872
Gain on derivative financial instruments not accounted for as hedges	(831)	(209)	(347)	(9)
Other	(12)	(12)	(23)	(23)
	$(843)	$(221)	$(370)	$(32)
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	(409)	55	(213)	172
Gain on foreign exchange	(434)	(276)	(157)	(204)
	$(843)	$(221)	$(370)	$(32)

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.